Interest income, Interest expense and Foreign exchange (losses) gains, net	12 Months Ended
Dec. 31, 2025
Interest Income (Expense) And Foreign Exchange Gain (Loss) [Abstract]
Interest income, Interest expense and Foreign exchange (losses) gains, net	Interest income, Interest expense and Foreign exchange (losses) gains, net
Accounting policies
Interest income consists of interest income earned on cash and cash equivalents, short-term investments, and lease receivables. Interest expense consists of interest expense incurred on lease liabilities and loans, which includes interest on commercial borrowings. The foreign exchange gains and losses arise principally on intercompany receivable balances in the parent company, whose functional currency is the Swiss Franc.
Interest income
The table presents interest income (in USD thousands):

	December 31,
	2025	2024	2023
Interest income	$1,872	$3,362	$4,547
Total interest income	$1,872	$3,362	$4,547
Interest expense
The table presents interest expense (in USD thousands):

	December 31,
	2025	2024	2023
Interest on loans	(3,953)	(1,339)	—
Interest on lease liabilities	(573)	(567)	(545)
Other interest	(28)	(7)	(43)
Total interest expense	$(4,554)	$(1,913)	$(588)
Foreign exchange gains (losses), net
The table presents foreign exchange gains (losses), net (in USD thousands):

	December 31,
	2025	2024	2023
Foreign exchange gains (losses), net	(3,402)	3,479	(7,628)
Total foreign exchange gains (losses), net	$(3,402)	$3,479	$(7,628)